DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES (Tables)	12 Months Ended
Dec. 31, 2024
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Schedule of depreciation and amortization by asset type

	For the year ended December 31,
In millions	2024	2023	2022
Amortization:
Customer relationship	$23.8	$23.8	$23.3
Other intangible assets	37.7	37.6	34.4
Depreciation:
Buildings and constructions	44.3	34.3	30.2
Machinery and equipment	43.3	37.8	33.0
Right-of-use buildings and constructions	115.4	79.0	65.4
Right-of-use machinery and equipment	9.3	8.4	7.9
Total	$273.8	$220.9	$194.3

Schedule of impairment losses by asset type

	For the year ended December 31,
In millions	2024	2023	2022
Goodwill	$—	$—	$179.0
Trademarks	—	—	19.1
Total	$—	$—	$198.1

Schedule of depreciation, amortization and impairment by function

	For the year ended December 31,
In millions	2024	2023	2022
Cost of goods sold	$38.0	$38.0	$34.0
Selling, general and administrative expenses	235.8	182.9	160.4
Impairment losses on non-financial assets	—	—	198.1
Total	$273.8	$220.9	$392.4

Schedule of information related to CGU
The key assumptions for the remaining CGUs were as follows:

	2024
	Winter Sports Equipment	Peak Performance	Ball & Racquet Sports
Revenue compound annual growth rate (2025-2029)	5.2%	8.8%	11.4%
Revenue compound annual growth rate (2030-2034)	4.4%	6.6%	7.3%
Operating profit margin (2025-2029)	Improving	Improving	Improving
Pre-tax discount rate	11.5%	11.9%	14.0%

	2023
	Winter Sports Equipment	Peak Performance	Ball & Racquet Sports
Revenue compound annual growth rate (2024-2028)	8.4%	13.8%	15.2%
Revenue compound annual growth rate (2029-2033)	4.2%	7.2%	6.1%
Operating profit margin (2024-2028)	Improving	Improving	Improving
Pre-tax discount rate	11.9%	14.7%	15.8%
Goodwill and trademarks were allocated to CGUs as follows:

	Goodwill		Trademarks
In millions	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Arc’teryx	$1,264.0	$1,361.7	$866.6	$943.7
Salomon	640.1	679.8	604.9	643.2
Ball & Racquet Sports	149.6	149.6	550.5	550.5
Winter Sports Equipment	74.0	79.0	124.6	132.5
Peak Performance	—	—	132.5	157.0
Total	$2,127.7	$2,270.0	$2,279.1	$2,427.0
For CGUs where a reasonably possible change in key assumptions could result in an impairment, the following table shows the amount by which the key assumptions would need to change to result in the carrying amounts being equal to the recoverable amounts:

	2024
%	Peak Performance	Winter Sports Equipment	Ball & Racquet Sports
Revenue compound annual growth rate (first 5-years)	(6.3)%	(4.2)%	(6.1)%
Revenue compound annual growth rate (second 5-years)	(8.5)%	(7.9)%	(12.6)%
Operating profit margin	(2.0)%	(1.6)%	(1.8)%
Pre-tax discount rate	1.6%	1.2%	2.2%